Cover	Apr. 18, 2023
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amended Form 8-K”) is being filed as an amendment to the Current Report on Form 8-K filed by Arogo Capital Acquisition Corp. (the “Company”) on March 28, 2023 (the “Original Form 8-K”). The sole purpose of this amendment is to amend and replace in its entirety the sections under Item 2.03, Item 5.03, and Item 5.07 in the Original Form 8-K with the information set forth in this Amended Form 8-K. This Amended Form 8-K/A does not otherwise change or update the disclosure set forth in the Original Form 8-K and does not otherwise reflect events after the Original Form 8-K was filed.
Document Period End Date	Apr. 18, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41179
Entity Registrant Name	AROGO CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001881741
Entity Tax Identification Number	87-1118179
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	848 Brickell Avenue
Entity Address, Address Line Two	Penthouse 5
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	442-1482
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	AOGOU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AOGO
Security Exchange Name	NASDAQ
Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	AOGOW
Security Exchange Name	NASDAQ